Stockholders' Equity	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Stockholders' Equity
Stockholders’ Equity

Preferred Stock — The company has authorized up to 5,000,000 shares of preferred stock, $0.0001 par value per share, for issuance. The preferred stock will have such rights, preferences, privileges and restrictions, including voting rights, dividend rights, conversion rights, redemption privileges and liquidation preferences, as shall be determined by the company’s board of directors upon its issuance. To date, the company has not issued any preferred shares.

Common Stock — The company has authorized up to 200,000,000 shares of common stock, $0.0001 par value per share, for issuance. Shares of common stock are reserved as follows:

April 2012 Registered Direct Offering — On April 13, 2012, the company completed an underwritten public offering of 9,751,000 shares of common stock for gross proceeds of approximately $14.6 million, resulting in approximately $13.5 million of net proceeds to the company after deducting the underwriting discounts and commissions and offering expenses.

December 2012 Registered Direct Offering — On December 18, 2012, the company closed an underwritten public offering of 15,156,250 units at a price to the public of $1.60 per unit for gross proceeds of $24.3 million (the “December 2012 Offering”). The offering provided approximately $22.5 million to the company after deducting the underwriting discounts and commissions and offering expenses. Each unit consists of (i) one share of common stock, and (ii) a five-year warrant to purchase 0.50 of a share of common stock at an exercise price of $1.90 per share (subject to anti-dilution adjustment provisions).

September 2013 Underwritten Public Offering - On September 18, 2013 the company closed an underwritten public offering of 17,500,000 units at a price to the public of $2.00 per unit for gross proceeds of $35 million (the "September 2013 Offering"). Each unit consists of one share of common stock, and a warrant to purchase 0.35 of a share of common stock at an exercise price of $2.50 per share. The offering included an over-allotment option for the underwriters to purchase an additional 2,625,000 shares of common stock and/or warrants up to 918,750 share of common stock. On September 23, 2013, the underwriters exercised their over-allotment option in full. The additional gross proceeds to the company as a result of the full exercise of the over-allotment option were approximately $5.2 million. The total net proceeds of the September 2013 offering, including the exercise of the over-allotment option, were $37.5 million, after deducting underwriting discounts and commissions and offering expenses payable by the company.

November 2014 Purchase Agreement with Lincoln Park Capital, LLC - On November 18, 2014, the company entered into a purchase agreement with Lincoln Park Capital, LLC (LPC), pursuant to which the company has the right to sell to LPC up to $50 million in shares of the company's common stock, subject to certain limitations and conditions over the 36 month term of the purchase agreement. Pursuant to the purchase agreement, LPC initially purchased 2.5 million shares of the company's common stock at $2.00 per share and the company issued 631,221 shares of common stock to LPC as a commitment fee, which was recorded as a cost of capital. As a result of this initial issuance, the company received initial net proceeds of $4.9 million, after deducting commissions and other offering expenses. In addition to the LPC’s initial purchase of our common stock under the purchase agreement, during 2014, we received net proceeds of $8.5 million from LPC’s subsequent purchases of a total of 4.6 million shares of our common stock, excluding the commitment fee shares.

At Market Issuance Sales Agreements - On May 24, 2013 the Company entered into At Market Issuance Sales Agreements (ATM) with MLV & Co. LLC and Maxim Group LLC (the Agents). From time to time during the term of the ATM, we may issue and sell through the Agents, shares of our common stock, and the Agents collect a fee equal to 3% of the gross proceeds from the sale of shares, up to a total limit of $20 million in gross proceeds. The ATM is available to the company until it is terminated by the Agents or the company. During the year ended December 31, 2014, we received $2.3 million in net proceeds from the sale of 1.4 million shares of our common stock through the ATM. There were no sales of our common stock under the ATM in 2013.

March 2015 Underwritten Public Offering - On March 18, 2015 the company closed an underwritten public offering of 24,358,974 units at a price to the public of $1.56 per unit for gross proceeds of $38 million (the "March 2015 Offering"). Each unit consists of one share of common stock, and a warrant to purchase 0.50 of a share of common stock at an exercise price of $2.08 per share. The March 2015 Offering included an over-allotment option for the underwriters to purchase an additional 3,653,846 shares of common stock and/or warrants to purchase up to 1,826,923 shares of common stock. On March 18, 2015, the underwriters exercised their over-allotment option to purchase warrants to purchase an aggregate of 1,826,923 shares of common stock. On April 10, 2015, the underwriters exercised their over-allotment option to purchase 3,653,846 shares of common stock for additional net proceeds of $5.4 million. The total net proceeds of the March 2015 Offering, including the exercise of the over-allotment option to purchase the warrants, were $40.8 million, after deducting underwriting discounts and commissions and offering expenses payable by the company.

Other Equity Transactions — On January 20, 2012, The company sold 579,710 shares of our common stock for $400,000, the fair market value on the date of issuance, to Kwang Dong Pharmaceuticals Company, as part of an existing license agreement for NeuVax covering territorial rights for the compound in South Korea that the company acquired in its merger acquisition with Apthera. During 2013, the company issued a total of 492,988 shares of common stock to the holders of the company's outstanding contingent value rights holders for a milestone payment with a total fair market value of $1,247,000.